Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss, basic	$ (157,291)	$ (121,652)
Net loss, diluted	$ (157,291)	$ (121,652)
Weighted average common shares outstanding, Basic (in shares)	287,527,234	244,163,821
Weighted average common shares outstanding, Diluted (in shares)	287,527,234	244,163,821
Basic net loss per share (in dollars per share)	$ (0.55)	$ (0.50)
Diluted net loss per share (in dollars per share)	$ (0.55)	$ (0.50)
Sponsor Earnback Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,319,980
Warrants to purchase common stock,
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	13,904,628	13,904,628
Sponsor Earnback Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,015,190
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	10,704,645	10,704,645